Kirkpatrick & Lockhart LLP                        1800 Massachusetts Avenue, NW
                                                  Second Floor
                                                  Washington, DC  20036-1800
                                                  202.778.9000
                                                  www.kl.com


                                                  Francine J. Rosenberger
                                                  202.778.9187
                                                  Fax:  202.778.9100
                                                  francine.rosenberger@kl.com


                                 January 2, 2002

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Heritage Series Trust
                           File Nos. 33-57986 and 811-7470
                           -------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information ("SAI") used with respect to the above Registrant does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 28 ("PEA No. 28") to its Registration Statement on Form N-1A and that PEA No. 28 was filed electronically.

         If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                          Very truly yours,

                                          /s/ Francine J. Rosenberger

                                          Francine J. Rosenberger


cc:  Donald H. Glassman
         Heritage Asset Management, Inc.